EX-1
FORM ABS-15G Wachovia Education Loan Funding LLC
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Student Loans
Wachovia Student Loan Trust Series 2005-1		Wells Fargo Bank, National Association	54,581	1,766,796,492.87	100	1	33,137.60	0	1	33,137.60	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuing Entity Subtotal			54,581	1,766,796,492.87	100	1	33,137.60	0	1	33,137.60	0	0	0	0	0	0	0	0	0	0	0	0	0
Student Loans Asset Class Total			54,581	1,766,796,492.87	100	1	33,137.60	0	1	33,137.60	0	0	0	0	0	0	0	0	0	0	0	0	0